Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 2,555	$ 396	$ 657
Increase resulting from tax positions taken	1,076	2,130	47
Decrease resulting from tax positions taken	(3,409)	(24)	(474)
Cumulative translation adjustments	41	53	166
End of the period	263	2,555	396
Current deferred tax assets
Accrued expenses deductible only when disbursed	203	386
Related to provision for losses and write-downs of investments
Employee postretirement benefits provision	640	665
Tax loss carryforwards	916	732
Fair value of financial instruments	610	379
Asset retirement obligation	389	322
Other temporary differences (mainly contingencies provisions)	794	855
Total Assets	3,349	2,953
Liabilities
Prepaid retirement benefit	(509)	(617)
Fair value adjustments in business combinations	(7,311)	(7,745)
Social contribution		(2,145)
Other temporary differences	(463)	(421)
Total Liabilities	(8,283)	(10,928)
Valuation allowance
Beginning balance	(110)	(106)
Change in allowance	(16)	(4)
Ending balance	(126)	(110)	(106)
Net long-term deferred tax liabilities	(5,060)	(8,085)
Asset	594
Liabilities	(5,654)	(8,085)
Net long-term deferred tax liabilities	$ (5,060)	$ (8,085)